SCHEDULE OF EFFECTIVE TAX RATE OF PROVISION (BENEFIT) FOR INCOME TAXES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Profit before tax	$ 599,647	$ 607,678
Tax at applicable statutory tax rate	98,941	100,267
Tax effect on non-assessable income	(31)	(58)
Tax effect on non-deductible expenses	35	19,607
Tax effect on profit tax at concessionary rate	(21,182)	(21,103)
Tax waiver	(385)	(384)
Utilization of tax losses	(77,378)	(98,329)
Income tax expenses